Note 6 - Intangible Assets 1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Cost	Accumulated Amortization	Carrying Value	Amortization Life and Method

IP Software	$2,378,248	$(2,367,723)	$25,137	3 years - straight-line
Portfolios and Client Lists	7,714,665	(7,066,676)	647,989	4 years - straight-line
Client Acquisition Costs	8,988,102	(6,583,059)	2,405,042	4 years - straight-line
PCI Certification	449,000	(449,000)	-	3 years - straight-line
Trademarks	703,586	(703,586)	-	3 years - straight-line
Domain Names	437,810	(437,810)	-	3 years - straight-line
Total	$20,671,410	$(17,607,854)	$3,078,168
	Cost	Accumulated Amortization	Carrying Value	Amortization Life and Method

IP Software	$2,378,248	$(2,321,843)	$40,185	3 years - straight-line
Portfolios and Client Lists	7,714,665	(6,776,317)	938,348	4 years - straight-line
Client Acquisition Costs	8,841,617	(6,224,824)	2,616,794	4 years - straight-line
PCI Certification	449,000	(449,000)	-	3 years - straight-line
Trademarks	703,586	(703,586)	-	3 years - straight-line
Domain Names	437,810	(437,810)	-	3 years - straight-line
Total	$20,524,925	$(16,913,379)	$3,595,326

	Cost	Accumulated Amortization	Carrying Value	Amortization Life and Method
IP Software	$2,378,248	$(2,321,843)	$40,185	3 years - straight-line
Portfolios and Client Lists	7,714,665	(6,776,317)	938,348	4 years - straight-line
Client Acquisition Costs	8,841,617	(6,224,824)	2,616,794	4 years - straight-line
PCI Certification	449,000	(449,000)	-	3 years - straight-line
Trademarks	703,586	(703,586)	-	3 years - straight-line
Domain Names	437,810	(437,810)	-	3 years - straight-line
Total	$20,524,925	$(16,913,379)	$3,595,326
	Cost	Accumulated Amortization	Carrying Value	Amortization Life and Method
IP Software	$2,343,888	$(2,240,695)	$103,193	3 years - straight-line
Portfolios and Client Lists	7,714,665	(5,614,880)	2,099,785	4 years - straight-line
Client Acquisition Costs	8,238,018	(4,762,347)	3,475,671	4 years - straight-line
PCI Certification	449,000	(449,000)	-	3 years - straight-line
Trademarks	703,586	(703,586)	-	3 years - straight-line
Domain Names	437,810	(437,810)	-	3 years - straight-line
Total	$19,886,967	$(14,208,318)	$5,678,649

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2021 (remainder of year)	$555,830
2022	741,106
2023	741,106
2024	734,822
2025	305,303
Balance March 31, 2021	$3,078,168

2021	$866,629
2022	866,629
2023	866,629
2024	853,234
2025	142,205
Balance December 31, 2020	$3,595,326